ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Payables and Accruals [Abstract]
Accrued payroll and related costs	$ 27,150	$ 27,887
Accrued vacation	9,817	8,381
Deferred revenue	3,527	4,938
Advanced payment from a customer	4,783	5,051
Commitment to purchase shares from directors and officers	1,518	1,518
Other	4,020	4,695
Total accrued expenses and other liabilities	$ 50,815	$ 52,470